Leasing Activities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 1994
Leases [Abstract]
Present value of future minimum lease payments				$ 152,000,000
Semi-annual payments	8,000,000
Description of lease term	Over a 25-year period that began in December 1994
Guaranteed residual value due at end of lease term	1
Approximate annual commitments, 2013	15,000,000
Approximate annual commitments, 2014	15,000,000
Approximate annual commitments, 2015	15,000,000
Approximate annual commitments, 2016	15,000,000
Approximate annual commitments, 2017	15,000,000
Approximate annual commitments, thereafter	32,000,000
Rental expense for operating leases	52,000,000	46,000,000	45,000,000
Future minimum operating lease payments, 2013	43,000,000
Future minimum operating lease payments, 2014	40,000,000
Future minimum operating lease payments, 2015	38,000,000
Future minimum operating lease payments, 2016	36,000,000
Future minimum operating lease payments, 2017	35,000,000
Future minimum operating lease payments, thereafter	$ 369,000,000